Costs and expenses by nature (Details) - Cost Of Sale [Member] - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Materials third party services freight rent and other related costs	[1]	$ (5,687)	$ (8,008)	$ (12,782)	$ (13,769)
Depreciation and amortisation expense		(2,556)	(2,782)	(4,952)	(5,344)
Production tax		(2,694)	(4,029)	(5,477)	(8,093)
Expense from share-based payment transactions with employees		(405)	(421)	(789)	(813)
Expenses, by nature		$ (11,342)	$ (15,240)	$ (24,000)	$ (28,019)

[1]	It Includes short-term leases and inventory turnover.